Property and equipment (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Property and equipment
Beginning balance	$ 1,169,982	$ 1,772,371
Ending balance	3,307,055	1,169,982
EB Rental, Ltd.
Property and equipment
Deconsolidation on sale of subsidiary		(473,186)
Gross carrying amount [member]
Property and equipment
Beginning balance	1,701,783	2,221,020
Additions	227,347	444,427
Disposals		(320,496)
Transferred to Inventory	(86,455)	113,000
Business acquisition	3,830,511
Deconsolidation on sale of subsidiary		(533,982)
Currency translation	(21,371)	3,814
Ending balance	5,651,815	1,701,783
Accumulated depreciation and amortisation [member]
Property and equipment
Beginning balance	(531,801)	(448,649)
Depreciation	301,599	190,764
Disposals		31,210
Transferred to Inventory	(5,325)	(15,606)
Business acquisition	1,516,685
Deconsolidation on sale of subsidiary		60,796
Ending balance	(2,344,760)	(531,801)
Nautical Ventures Group Inc.
Property and equipment
Business acquisition	2,313,826
Machinery [member]
Property and equipment
Beginning balance	117,498
Ending balance	1,807,033	117,498
Machinery [member] | Gross carrying amount [member]
Property and equipment
Beginning balance	325,120	301,856
Additions	185,167	22,863
Business acquisition	2,367,675
Currency translation	(2,146)	401
Ending balance	2,875,816	325,120
Machinery [member] | Accumulated depreciation and amortisation [member]
Property and equipment
Beginning balance	(207,622)	(179,068)
Depreciation	102,318	28,554
Business acquisition	758,843
Ending balance	(1,068,783)	(207,622)
Rolling stock
Property and equipment
Beginning balance	8,317
Ending balance	263,286	8,317
Rolling stock | Gross carrying amount [member]
Property and equipment
Beginning balance	35,473	39,727
Additions		2,289
Disposals		(6,573)
Business acquisition	758,754
Currency translation	(152)	30
Ending balance	794,075	35,473
Rolling stock | Accumulated depreciation and amortisation [member]
Property and equipment
Beginning balance	(27,156)	(26,532)
Depreciation	27,476	3,389
Disposals		2,765
Business acquisition	476,157
Ending balance	(530,789)	(27,156)
Computer equipment [member]
Property and equipment
Beginning balance	2,654
Ending balance	181,060	2,654
Computer equipment [member] | Gross carrying amount [member]
Property and equipment
Beginning balance	19,228	19,209
Additions	4,379
Business acquisition	392,113
Currency translation	(47)	19
Ending balance	415,673	19,228
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Property and equipment
Beginning balance	(16,574)	(13,332)
Depreciation	21,867	3,242
Business acquisition	196,172
Ending balance	(234,613)	(16,574)
Moulds
Property and equipment
Beginning balance	715,664
Ending balance	670,183	715,664
Moulds | Gross carrying amount [member]
Property and equipment
Beginning balance	830,539	699,544
Additions		175,416
Disposals		(46,425)
Currency translation	(13,072)	2,004
Ending balance	817,467	830,539
Moulds | Accumulated depreciation and amortisation [member]
Property and equipment
Beginning balance	(114,875)	(85,062)
Depreciation	32,409	30,353
Disposals		540
Ending balance	(147,284)	(114,875)
Leasehold improvements [member]
Property and equipment
Beginning balance	116,043
Ending balance	278,438	116,043
Leasehold improvements [member] | Gross carrying amount [member]
Property and equipment
Beginning balance	276,973	268,962
Additions	32,853	7,412
Business acquisition	311,969
Currency translation	(2,121)	599
Ending balance	619,674	276,973
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Property and equipment
Beginning balance	(160,930)	(85,572)
Depreciation	94,793	75,358
Business acquisition	85,513
Ending balance	(341,236)	(160,930)
Boat rental fleet
Property and equipment
Beginning balance	209,806
Ending balance	107,055	209,806
Boat rental fleet | Gross carrying amount [member]
Property and equipment
Beginning balance	214,450	891,722
Additions	4,948	236,447
Disposals		(267,498)
Transferred to Inventory	(86,455)	113,000
Deconsolidation on sale of subsidiary		(533,982)
Currency translation	(3,833)	761
Ending balance	129,110	214,450
Boat rental fleet | Accumulated depreciation and amortisation [member]
Property and equipment
Beginning balance	(4,644)	(59,083)
Depreciation	22,736	49,868
Disposals		27,905
Transferred to Inventory	(5,325)	(15,606)
Deconsolidation on sale of subsidiary		60,796
Ending balance	$ (22,055)	$ (4,644)